UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number (811-07687)
First American Strategy Funds, Inc.
(Exact name of registrant as specified in charter)
800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)
Charles D. Gariboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)
800-677-3863
Registrant’s telephone number, including area code
Date of fiscal year end: 08/31/10
Date of reporting period: 11/30/09

Item 1. Schedule of Investments.

Schedule of Investments	November 30, 2009 (unaudited), all dollars rounded to thousands (000)
Strategy Aggressive Growth Allocation Fund

DESCRIPTION	SHARES/PAR	FAIR VALUE Ñ

Investment Companies - 98.1%
Equity Funds Å - 86.8%
First American Equity Income Fund, Class Y	201,170	$2,313
First American International Fund, Class Y	124,437	1,424
First American International Select Fund, Class Y	3,414,554	30,390
First American Large Cap Growth Opportunities Fund, Class Y	537,519	14,260
First American Large Cap Select Fund, Class Y	1,104,464	11,564
First American Large Cap Value Fund, Class Y	826,499	11,538
First American Mid Cap Growth Opportunities Fund, Class Y •	115,514	3,743
First American Mid Cap Value Fund, Class Y	175,405	3,392
First American Quantitative Large Cap Core Fund, Class Y	571,825	10,905
First American Quantitative Large Cap Growth Fund, Class Y	256,509	5,520
First American Quantitative Large Cap Value Fund, Class Y	307,384	5,880
First American Real Estate Securities Fund, Class Y	753,374	10,133

Total Equity Funds		111,062

Fixed Income Funds Å - 6.4%
First American Core Bond Fund, Class Y	450,882	4,942
First American Total Return Bond Fund, Class Y	320,377	3,219

Total Fixed Income Funds		8,161

Exchange-Traded Fund - 4.9%
iShares S&P GSCI Commodity-Indexed Trust •	197,714	6,230

Total Investment Companies (Cost $138,416)		125,453

Short-Term Investments - 1.9%
Money Market Fund - 0.9%
First American Prime Obligations Fund, Class Z 0.108% Å Ω	1,143,550	1,144

U.S. Treasury Obligation - 1.0%
U.S. Treasury Bill 0.150%, 5/20/2010 □	$1,300	1,299

Total Short-Term Investments (Cost $2,443)		2,443

Total Investments ▲ - 100.0% (Cost $140,859)		127,896

Other Assets and Liabilities, Net - 0.0%		(17)

Total Net Assets - 100.0%		$127,879

Ñ	Investments in investment companies are valued at the respective net asset value of each underlying fund as of November 30, 2009. Security valuations for equity securities and investments in unaffiliated investment companies are furnished by an independent pricing service that has been approved by the fund’s board of directors. Exchange listed futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, Inc. (“FAF Advisors”), on the day the valuation is made. If there were no sales on that day, futures will be valued at the last reported bid price.

Å	Investments in affiliated securities. These funds are advised by FAF Advisors, Inc., which also serves as advisor to this fund.

•	Fund paid no dividends during the twelve-month period ended November 30, 2009.

Ω	The rate quoted is the annualized seven-day effective yield as of November 30, 2009.

□	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of November 30, 2009.

▲	On November 30, 2009, the cost of investments for federal income tax purposes was approximately $140,859. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$6,805
Gross unrealized depreciation	(19,768)

Net unrealized depreciation	$(12,963)

Schedule of Open Futures Contracts

		Number of		Unrealized
		Contracts	Notional Contract	Appreciation
Description	Settlement Month	Purchased (Sold)	Value	(Depreciation)

E-Mini MSCI EAFE Index Futures	December 2009	(57)	$(4,452)	$117
E-Mini MSCI Emerging Markets Index Futures	December 2009	(40)	(1,919)	37
S&P 500 Futures	December 2009	47	12,864	338
U.S. Treasury 5 Year Note Futures	March 2010	(22)	(2,580)	(18)
U.S. Treasury 10 Year Note Futures	March 2010	(22)	(2,639)	(29)

				$445

As of November 30, 2009, the fund’s fair values of derivative instruments categorized by risk exposure were classified as follows:

Fair Value
Asset Derivatives
Equity Contracts	$492
Interest Rate Contracts	—

Balance as of November 30, 2009	$492

Liability Derivatives
Equity Contracts	$—
Interest Rate Contracts	(47)

Balance as of November 30, 2009	$(47)

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the funds’ board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of November 30, 2009, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value

Equity Funds	$111,062	$—	$—	$111,062
Fixed Income Funds	8,161	—	—	8,161
Exchange-Traded Funds	6,230	—	—	6,230
Short-Term Investments	1,144	1,299	—	2,443

Total Investments	$126,597	$1,299	$—	$127,896

As of November 30, 2009, the fund’s investments in other financial instruments* were classified as follows:

				Total Unrealized
	Level 1	Level 2	Level 3	Appreciation

Futures	$445	$—	$—	$445

*	Other financial instruments are derivative instruments such as futures, which are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments November 30, 2009 (unaudited), all dollars rounded to thousands (000)
Strategy Balanced Allocation Fund

DESCRIPTION	SHARES/PAR	FAIR VALUE Ñ

Investment Companies - 98.2%
Equity Funds Å - 58.8%
First American Equity Income Fund, Class Y	881,082	$10,132
First American International Fund, Class Y	531,094	6,076
First American International Select Fund, Class Y	7,253,447	64,556
First American Large Cap Growth Opportunities Fund, Class Y	1,133,685	30,077
First American Large Cap Select Fund, Class Y	2,638,777	27,628
First American Large Cap Value Fund, Class Y	1,421,617	19,846
First American Mid Cap Growth Opportunities Fund, Class Y •	185,102	5,997
First American Mid Cap Value Fund, Class Y	312,877	6,051
First American Quantitative Large Cap Core Fund, Class Y	1,470,427	28,041
First American Quantitative Large Cap Growth Fund, Class Y	475,428	10,231
First American Quantitative Large Cap Value Fund, Class Y	525,836	10,059
First American Real Estate Securities Fund, Class Y	1,161,950	15,628

Total Equity Funds		234,322

Fixed Income Funds - 36.7%
First American Core Bond Fund, Class Y	9,399,504	103,019
First American Total Return Bond Fund, Class Y	4,295,858	43,173

Total Fixed Income Funds		146,192

Exchange-Traded Fund - 2.7%
iShares S&P GSCI Commodity-Indexed Trust•	342,441	10,791

Total Investment Companies (Cost $373,725)		391,305

Short-Term Investments - 1.9%
Money Market Fund - 1.2%
First American Prime Obligations Fund, Class Z 0.108% Å Ω	4,832,042	4,832

U.S. Treasury Obligation - 0.7%
U.S. Treasury Bill 0.150%, 05/20/10 □	$2,700	2,698

Total Short-Term Investments (Cost $7,531)		7,530

Total Investments ▲ - 100.1% (Cost $381,256)		398,835

Other Assets and Liabilities, Net — (0.1)%		(382)

Total Net Assets - 100.0%		$398,453

Ñ	Investments in investment companies are valued at the respective net asset value of each underlying fund as of November 30, 2009. Security valuations for equity securities and investments in unaffiliated investment companies are furnished by an independent pricing service that has been approved by the fund’s board of directors. Exchange listed futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, Inc. (“FAF Advisors”), on the day the valuation is made. If there were no sales on that day, futures will be valued at the last reported bid price.

Å	Investments in affiliated securities. These funds are advised by FAF Advisors, Inc., which also serves as advisor to this fund.

•	Fund paid no dividends during the twelve-month period ended November 30, 2009.

Ω	The rate quoted is the annualized seven-day effective yield as of November 30, 2009.

□	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of November 30, 2009.

▲	On November 30, 2009, the cost of investments for federal income tax purposes was approximately $381,256. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$39,640
Gross unrealized depreciation	(22,061)

Net unrealized appreciation	$17,579

Schedule of Open Futures Contracts

				Unrealized
		Number of Contracts	Notional Contract	Appreciation
Description	Settlement Month	Purchased (Sold)	Value	(Depreciation)

E-Mini MSCI EAFE Index Futures	December 2009	(105)	$(8,201)	$215
E-Mini MSCI Emerging Markets Index Futures	December 2009	(73)	(3,503)	67
S&P 500 Futures	December 2009	73	19,980	485
U.S. Treasury 5 Year Note Futures	March 2010	(34)	(3,987)	(27)
U.S. Treasury 10 Year Note Futures	March 2010	(34)	(4,078)	(44)

				$696

As of November 30, 2009, the fund’s fair values of derivative instruments categorized by risk exposure were classified as follows:

Fair
Value
Asset Derivatives
Equity Contracts	$767
Interest Rate Contracts	—

Balance as of November 30, 2009	$767

Liability Derivatives
Equity Contracts	$—
Interest Rate Contracts	(71)

Balance as of November 30, 2009	$(71)

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the funds’ board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of November 30, 2009, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value

Investment Companies	$391,305	$—	$—	$391,305
Short-Term Investments	4,832	2,698	—	7,530

Total Investments	$396,137	$2,698	$—	$398,835

As of November 30, 2009, the fund’s investments in other financial instruments* were classified as follows:

				Total Unrealized
	Level 1	Level 2	Level 3	Appreciation

Futures	$696	$—	$—	$696

*	Other financial instruments are derivative instruments such as futures, which are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments November 30, 2009 (unaudited), all dollars rounded to thousands (000)
Strategy Conservative Allocation Fund

DESCRIPTION	SHARES/PAR	FAIR VALUE Ñ
Investment Companies - 97.9%
Equity Funds Å - 30.5%
First American Equity Income Fund, Class Y	171,163	$1,969
First American International Fund, Class Y	70,984	812
First American International Select Fund, Class Y	877,665	7,811
First American Large Cap Growth Opportunities Fund, Class Y	110,868	2,941
First American Large Cap Select Fund, Class Y	269,003	2,817
First American Large Cap Value Fund, Class Y	112,902	1,576
First American Mid Cap Growth Opportunities Fund, Class Y •	25,597	829
First American Mid Cap Value Fund, Class Y	46,357	897
First American Quantitative Large Cap Core Fund, Class Y	245,099	4,674
First American Quantitative Large Cap Growth Fund, Class Y	59,189	1,274
First American Quantitative Large Cap Value Fund, Class Y	69,449	1,328
First American Real Estate Securities Fund, Class Y	142,761	1,920

Total Equity Funds		28,848

Fixed Income Funds Å - 66.5%
First American Core Bond Fund, Class Y	3,101,593	33,993
First American High Income Bond Fund, Class Y	109,765	899
First American Intermediate Term Bond Fund, Class Y	868,681	8,808
First American Total Return Bond Fund, Class Y	1,589,835	15,978
First American U.S. Government Mortgage Fund, Class Y	323,285	3,288

Total Fixed Income Funds		62,966

Exchange-Traded Fund - 0.9%
iShares S&P GSCI Commodity-Indexed Trust •	26,081	822

Total Investment Companies (Cost $87,432)		92,636

Short-Term Investments - 2.0%
Money Market Fund - 1.5%
First American Prime Obligations Fund, Class Z 0.108% Å Ω	1,383,449	1,383

U.S. Treasury Obligation - 0.5%
U.S. Treasury Bill
0.150%, 5/20/2010 □	$500	500

Total Short-Term Investments (Cost $1,883)		1,883

Total Investments ▲ - 99.9% (Cost $89,315)		94,519

Other Assets and Liabilities, Net - 0.1%		82

Total Net Assets - 100.0%		$94,601

Ñ	Investments in investment companies are valued at the respective net asset value of each underlying fund as of November 30, 2009. Security valuations for equity securities and investments in unaffiliated investment companies are furnished by an independent pricing service that has been approved by the fund’s board of directors. Exchange listed futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, Inc. (“FAF Advisors”), on the day the valuation is made. If there were no sales on that day, futures will be valued at the last reported bid price.

Å	Investments in affiliated securities. These funds are advised by FAF Advisors, Inc., which also serves as advisor to this fund.

•	Fund paid no dividends during the twelve-month period ended November 30, 2009.

Ω	The rate quoted is the annualized seven-day effective yield as of November 30, 2009.

□	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of November 30, 2009.

▲	On November 30, 2009, the cost of investments for federal income tax purposes was approximately $89,315. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$8,062
Gross unrealized depreciation	(2,858)

Net unrealized appreciation	$5,204

Schedule of Open Futures Contracts

		Number of
		Contracts	Notional Contract	Unrealized
Description	Settlement Month	Purchased (Sold)	Value	Appreciation

E-Mini MSCI EAFE Index Futures	December 2009	(16)	$(1,250)	$32
E-Mini MSCI Emerging Markets Index Futures	December 2009	(11)	(528)	10
S&P 500 Futures	December 2009	7	1,916	23

				$65

As of November 30, 2009, the fund’s fair values of derivative instruments categorized by risk exposure were classified as follows:

Fair
Value
Asset Derivatives
Equity Contracts	$65

Balance as of November 30, 2009	$65

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the funds’ board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of November 30, 2009, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value

Equity Funds	$28,848	$—	$—	$28,848
Fixed Income Funds	62,966	—	—	62,966
Exchange-Traded Funds	822	—	—	822
Short-Term Investments	1,383	500	—	1,883

Total Investments	$94,019	$500	$—	$94,519

As of November 30, 2009, the fund’s investments in other financial instruments* were classified as follows:

				Total Unrealized
	Level 1	Level 2	Level 3	Appreciation

Futures	$65	$—	$—	$65

*	Other financial instruments are derivative instruments such as futures, which are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments November 30, 2009, (unaudited), all dollars rounded to thousands (000)
Strategy Growth Allocation Fund

DESCRIPTION	SHARES/PAR	FAIR VALUE Ñ

Investment Companies - 97.9%
Equity Funds Å - 70.9%
First American Equity Income Fund, Class Y	294,955	$3,392
First American International Fund, Class Y	141,350	1,617
First American International Select Fund, Class Y	3,969,789	35,331
First American Large Cap Growth Opportunities Fund, Class Y	594,067	15,761
First American Large Cap Select Fund, Class Y	1,366,084	14,303
First American Large Cap Value Fund, Class Y	1,022,957	14,281
First American Mid Cap Growth Opportunities Fund, Class Y •	103,796	3,363
First American Mid Cap Value Fund, Class Y	170,801	3,303
First American Quantitative Large Cap Core Fund, Class Y	742,813	14,165
First American Quantitative Large Cap Growth Fund, Class Y	276,677	5,954
First American Quantitative Large Cap Value Fund, Class Y	314,407	6,015
First American Real Estate Securities Fund, Class Y	676,376	9,097

Total Equity Funds		126,582

Fixed Income Funds Å - 23.1%
First American Core Bond Fund, Class Y	2,548,042	27,926
First American Total Return Bond Fund, Class Y	1,323,688	13,303

Total Fixed Income Funds		41,229

Exchange-Traded Fund - 3.9%
iShares S&P GSCI Commodity-Indexed Trust •	218,538	6,886

Total Investment Companies (Cost $177,055)		174,697

Short-Term Investments - 2.0%
Money Market Fund - 1.2%
First American Prime Obligations Fund, Class Z 0.108% Å Ω	2,196,872	2,197

U.S. Treasury Obligation - 0.8%
U.S. Treasury Bill 0.150%, 05/20/2010 □	$1,400	1,399

Total Short-Term Investments (Cost $3,596)		3,596

Total Investments - 99.9% ▲ (Cost $180,651)		178,293

Other Assets and Liabilities, Net - 0.1%		211

Total Net Assets - 100.0%		$178,504

Ñ	Investments in investment companies are valued at the respective net asset value of each underlying fund as of November 30, 2009. Security valuations for equity securities and investments in unaffiliated investment companies are furnished by an independent pricing service that has been approved by the fund’s board of directors. Exchange listed futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, Inc. (“FAF Advisors”), on the day the valuation is made. If there were no sales on that day, futures will be valued at the last reported bid price.

Å	Investments in affiliated securities. These funds are advised by FAF Advisors, Inc., which also serves as advisor to this fund.

•	Fund paid no dividends during the twelve-month period ended November 30, 2009.

Ω	The rate quoted is the annualized seven-day effective yield as of November 30, 2009.

□	Security has been deposited as initial margin on open futures contracts. Yield shown is the annualized effective yield as of November 30, 2009.

▲	On November 30, 2009, the cost of investments for federal income tax purposes was approximately $180,651. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$12,826
Gross unrealized depreciation	(15,184)

Net unrealized depreciation	$(2,358)

Schedule of Open Futures Contracts)

				Unrealized
		Number of Contracts	Notional Contract	Appreciation
Description	Settlement Month	Purchased (Sold)	Value	(Depreciation)

E-Mini MSCI EAFE Index Futures	December 2009	(63)	$(4,920)	$129
E-mini MSCI Emerging Markets Index Futures	December 2009	(44)	(2,111)	40
S&P500 Futures	December 2009	52	$14,232	$386
U.S. Treasury 5 Year Note Futures	March 2010	(23)	(2,697)	(19)
U.S. Treasury 10 Year Note Futures	March 2010	(22)	(2,639)	(29)

				$507

As of November 30, 2009, the fund’s fair values of derivative instruments categorized by risk exposure were classified as follows:

Fair
Value
Asset Derivatives
Equity Contracts	$555

Balance as of November 30, 2009	$555

Liability Derivatives
Interest Rate Contracts	$(48)

Balance as of November 30, 2009	$(48)

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of November 30, 2009, the fund’s investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value

Investment Companies	$174,697	$—	$—	$174,697
Short-Term Investments	2,197	1,399	—	3,596

Total Investments	$176,894	$1,399	$—	$178,293

As of November 30, 2009 the fund’s investments in other financial instruments* were classified as follows:

				Total Unrealized
	Level 1	Level 2	Level 3	Appreciation

Futures	$507	$—	$—	$507

*	Other financial instruments are derivative instruments such as futures which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.
(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Strategy Funds, Inc.
By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President
Date: January 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President
Date: January 26, 2010

By:	/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: January 26, 2010